Loans and Borrowings - Movement (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2024	Feb. 28, 2022	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Principal payments			$ (39,950)	$ (7,786)
Interest paid, classified as financing activities			(32,166)	(27,461)
Senior notes due 2030
Disclosure of detailed information about borrowings [line items]
Balance, beginning of year			403,274
Proceeds from loans and borrowings		$ 392,000
Principal payments			0
Interest paid, classified as financing activities			(26,000)
Interest costs, including interest capitalized			26,878
Borrowing costs capitalised			0
Foreign exchange (loss) gain			0
Balance, end of year			404,152	403,274
Senior Credit Facility
Disclosure of detailed information about borrowings [line items]
Proceeds from loans and borrowings			155,000
Principal payments			(20,000)
Interest paid, classified as financing activities			(3,906)
Interest costs, including interest capitalized			4,886
Borrowing costs capitalised			(1,768)
Foreign exchange (loss) gain			0
Balance, end of year			135,000
Copper Prepayment Facility
Disclosure of detailed information about borrowings [line items]
Balance, beginning of year			0
Proceeds from loans and borrowings	$ 50,000		50,000
Principal payments			(5,556)
Interest paid, classified as financing activities			(810)
Interest costs, including interest capitalized			3,271
Borrowing costs capitalised			(375)
Foreign exchange (loss) gain			0
Balance, end of year			46,530	0
Other
Disclosure of detailed information about borrowings [line items]
Balance, beginning of year			22,959
Proceeds from loans and borrowings			9,565
Principal payments			(14,394)
Interest paid, classified as financing activities			(1,450)
Interest costs, including interest capitalized			1,432
Borrowing costs capitalised			0
Foreign exchange (loss) gain			(817)
Balance, end of year			17,295	22,959
Consolidated
Disclosure of detailed information about borrowings [line items]
Balance, beginning of year			426,233	418,057
Proceeds from loans and borrowings			214,565	14,889
Principal payments			(39,950)	(7,786)
Interest paid, classified as financing activities			(32,166)	(27,461)
Interest costs, including interest capitalized			36,467	28,282
Borrowing costs capitalised			(2,143)	0
Foreign exchange (loss) gain			(817)	252
Balance, end of year			$ 602,189	$ 426,233